FINANCIAL INSTRUMENTS - FAIR VALUE AND RISK MANAGEMENT - Schedule of detailed information about of carrying values of financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial Assets Measured at Fair Value (FV)
Short term investments	$ 8,811	$ 0
Financial Assets Not Measured at Fair Value (FV)
Restricted Cash	47	47
Trade Receivables	254	117
Other Receivables	23	221
Carrying Amount [Member]
Financial Assets Measured at Fair Value (FV)
Short term investments	0	0
Total Financial Assets Measured at Fair Value (FV)	0	0
Financial Assets Not Measured at Fair Value (FV)
Cash	29,082	21,226
Restricted Cash	47	47
Trade Receivables	254	117
Other Receivables	23	221
Total Financial Assets Not Measured at Fair Value (FV)	29,406	21,611
Financial Liabilities Not Measured at Fair Value (FV)
Accounts Payable	6,604	815
Other Payables	3,351	64
Total Financial Liabilities Not Measured at Fair Value (FV)	9,955	879
Carrying Amount [Member] | Financial Assets Not Measured at FV [Member]
Financial Assets Measured at Fair Value (FV)
Short term investments	0	0
Total Financial Assets Measured at Fair Value (FV)	0	0
Financial Assets Not Measured at Fair Value (FV)
Cash	29,082	21,226
Restricted Cash	47	47
Trade Receivables	254	117
Other Receivables	23	221
Total Financial Assets Not Measured at Fair Value (FV)	29,406	21,611
Carrying Amount [Member] | Other Financial Liabilities [Member]
Financial Liabilities Not Measured at Fair Value (FV)
Accounts Payable	6,604	815
Other Payables	3,351	64
Total Financial Liabilities Not Measured at Fair Value (FV)	9,955	879
Fair Value [Member]
Financial Assets Measured at Fair Value (FV)
Short term investments	8,811	0
Total Financial Assets Measured at Fair Value (FV)	8,811	0
Financial Assets Not Measured at Fair Value (FV)
Cash	29,082	21,226
Restricted Cash	47	47
Trade Receivables	254	117
Other Receivables	23	221
Total Financial Assets Not Measured at Fair Value (FV)	29,406	21,661
Financial Liabilities Not Measured at Fair Value (FV)
Accounts Payable	6,604	815
Other Payables	3,351	64
Total Financial Liabilities Not Measured at Fair Value (FV)	9,955	879
Fair Value [Member] | Level 1 [Member]
Financial Assets Measured at Fair Value (FV)
Short term investments	8,811	0
Total Financial Assets Measured at Fair Value (FV)	8,811	0
Financial Assets Not Measured at Fair Value (FV)
Cash	29,082	21,226
Restricted Cash	47	47
Trade Receivables	254	117
Other Receivables	23	221
Total Financial Assets Not Measured at Fair Value (FV)	29,406	21,611
Financial Liabilities Not Measured at Fair Value (FV)
Accounts Payable	6,604	815
Other Payables	3,351	64
Total Financial Liabilities Not Measured at Fair Value (FV)	$ 9,955	$ 879